UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	9/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 Item 1. Schedule of Investments.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 97.09%	Shares	Fair Value
Communication Services — 4.68%
AT&T, Inc.	24,480	$822,038
Omnicom Group, Inc.	19,910	1,354,278
		2,176,316
Consumer Discretionary — 5.42%
Gentex Corporation	23,150	496,799
Genuine Parts Company	13,040	1,296,176
Home Depot, Inc. (The)	3,500	725,025
		2,518,000
Consumer Staples — 8.41%
Coca-Cola Company (The)	20,630	952,900
McCormick & Company, Inc.	5,000	658,750
Philip Morris International, Inc.	6,750	550,395
Procter & Gamble Company (The)	13,690	1,139,418
Walmart, Inc.	6,500	610,415
		3,911,878
Energy — 7.25%
Chevron Corporation	10,310	1,260,707
Royal Dutch Shell plc, Class A - ADR	17,750	1,209,485
Total S.A. - ADR	14,000	901,460
		3,371,652
Financials — 23.10%
American Express Company	15,000	1,597,350
BlackRock, Inc.	2,500	1,178,325
Chubb Ltd.	6,000	801,840
Cullen/Frost Bankers, Inc.	11,000	1,148,840
M&T Bank Corporation	7,500	1,234,050
MetLife, Inc.	18,000	840,960
Northern Trust Corporation	9,820	1,002,917
People's United Financial, Inc.	65,000	1,112,800
S&P Global, Inc.	2,500	488,475
Willis Towers Watson plc	9,478	1,335,829
		10,741,386
Health Care — 14.78%
AstraZeneca plc - ADR	20,000	791,400
Cardinal Health, Inc.	17,030	919,620
Johnson & Johnson	13,140	1,815,554
Medtronic plc	13,500	1,327,995
Merck & Company, Inc.	24,670	1,750,090
Stryker Corporation	1,500	266,520
		6,871,179
Industrials — 14.27%
3M Company	2,500	526,775
Honeywell International, Inc.	9,350	1,555,839
Hubbell, Inc.	8,940	1,194,116
Johnson Controls International plc	26,430	925,050
United Parcel Service, Inc., Class B	13,430	1,567,953
United Technologies Corporation	3,000	419,430
W.W. Grainger, Inc.	1,250	446,763
		6,635,926
Information Technology — 19.18%
Accenture plc, Class A	9,100	1,548,820
Microsoft Corporation	27,120	3,101,713
Paychex, Inc.	15,250	1,123,163
SAP SE - ADR	8,000	984,000
Texas Instruments, Inc.	20,150	2,161,894
		8,919,590

See accompanying notes which are an integral part of this schedule of investments.

Total Common Stocks (Cost $29,375,654)

MONEY MARKET FUNDS - 2.97%

Federated Treasury Obligations Fund, Institutional Shares, 2.00%(a)	1,379,636	1,379,636

Total Money Market Funds (Cost $1,379,636)		1,379,636

Total Investments — 100.06% (Cost $30,755,290)		46,525,563

Liabilities in Excess of Other Assets — (0.06)%		(28,978)

NET ASSETS — 100.00%		$46,496,585

(a)	Rate disclosed is the seven day effective yield as of September 30, 2018.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At September 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$30,779,014

Gross unrealized appreciation	$16,137,453
Gross unrealized depreciation	(390,904)
Net unrealized appreciation on investments	$15,746,549

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 97.90%	Shares	Fair Value
Communication Services— 1.49%
John Wiley & Sons, Inc., Class A	49,700	$3,011,820

Consumer Discretionary — 10.82%
Choice Hotels International, Inc.	53,000	4,414,900
Core-Mark Holding Company, Inc.	57,804	1,963,024
Cracker Barrel Old Country Store, Inc.	26,570	3,909,244
Leggett & Platt, Inc.	69,343	3,036,530
Monro, Inc.	59,043	4,109,393
Wolverine World Wide, Inc.	114,100	4,455,605
		21,888,696
Consumer Staples — 6.26%
Casey's General Stores, Inc.	29,160	3,764,847
Flowers Foods, Inc.	127,776	2,384,300
Nu Skin Enterprises, Inc., Class A	37,404	3,082,838
PriceSmart, Inc.	42,519	3,441,913
		12,673,898
Energy — 2.24%
SM Energy Company	144,013	4,540,730

Financials — 19.92%
BancFirst Corporation	65,962	3,954,422
Brown & Brown, Inc.	67,320	1,990,652
Bryn Mawr Bank Corporation	85,993	4,033,072
First of Long Island Corporation (The)	113,315	2,464,601
Glacier Bancorp, Inc.	68,777	2,963,601
Granite Point Mortgage Trust, Inc.	52,068	1,003,871
Hanover Insurance Group, Inc. (The)	18,400	2,270,008
Lazard Ltd., Class A	75,122	3,615,622
Old Republic International Corporation	184,755	4,134,817
South State Corporation	40,116	3,289,512
Sterling Bancorp	183,820	4,044,040
Trico Bancshares	105,897	4,089,742
Valley National Bancorp	217,956	2,452,005
		40,305,965
Health Care — 8.96%
Atrion Corporation	6,505	4,519,674
Computer Programs & Systems, Inc.	113,572	3,049,408
Psychemedics Corporation	218,374	4,107,615
Simulations Plus, Inc.	216,435	4,371,987
U.S. Physical Therapy, Inc.	17,542	2,080,481
		18,129,165
Industrials — 20.72%
Dun & Bradstreet Corporation (The)	14,210	2,025,067
ESCO Technologies, Inc.	72,311	4,920,763
Franklin Electric Company, Inc.	72,620	3,431,295
Healthcare Services Group, Inc.	50,702	2,059,515
Hexcel Corporation	37,620	2,522,421
Kaman Corporation	31,800	2,123,604
Landstar System, Inc.	30,018	3,662,196
MSA Safety, Inc.	25,129	2,674,731
MSC Industrial Direct Company, Inc., Class A	33,500	2,951,685
Mueller Water Products, Inc. - Series A	355,612	4,093,094
Valmont Industries, Inc.	22,041	3,052,679
Watsco, Inc.	19,628	3,495,747

See accompanying notes which are an integral part of this schedule of investments.

Woodward, Inc.	60,530	4,894,456
		41,907,253
Information Technology — 17.71%
American Software, Inc., Class A	257,028	3,117,750
Avnet, Inc.	103,804	4,647,305
Brooks Automation, Inc.	100,374	3,516,101
Cass Information Systems, Inc.	63,226	4,117,277
Littelfuse, Inc.	19,384	3,835,900
Mesa Laboratories, Inc.	11,013	2,044,233
Methode Electronics, Inc.	59,465	2,152,633
MTS Systems Corporation	44,923	2,459,534
National Instruments Corporation	67,309	3,253,044
Power Integrations, Inc.	58,098	3,671,794
TESSCO Technologies, Inc.	197,229	3,007,742
		35,823,313
Materials — 2.97%
Compass Minerals International, Inc.	44,705	3,004,176
HB Fuller Company	58,014	2,997,583
		6,001,759
Real Estate — 5.67%
CatchMark Timber Trust, Inc., Class A	93,395	1,067,505
CoreSite Realty Corporation	38,726	4,304,008
Empire State Realty Trust, Inc., Class A	122,500	2,034,725
EPR Properties	28,844	1,973,218
Physicians Realty Trust	123,784	2,086,998
		11,466,454
Utilities — 1.14%
South Jersey Industries, Inc.	65,377	2,305,847

Total Common Stocks (Cost $155,347,661)		198,054,900

MONEY MARKET FUNDS - 2.00%

Federated Treasury Obligations Fund, Institutional Shares, 2.00%(a)	4,037,254	4,037,254

Total Money Market Funds (Cost $4,037,254)		4,037,254

Total Investments — 99.90% (Cost $159,384,915)		202,092,154

Other Assets in Excess of Liabilities — 0.10%		210,492

NET ASSETS — 100.00%		$202,302,646

(a)	Rate disclosed is the seven day effective yield as of September 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Aggregate cost of securities for federal income tax purposes	$159,594,832
Gross unrealized appreciation	$44,916,061
Gross unrealized depreciation	(2,418,739)
Net unrealized appreciation on investments	$42,497,322

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 48.69%	Shares	Fair Value
Communication Services — 6.61%
AT&T, Inc.	36,230	$1,216,603
BCE, Inc.	25,440	1,030,829
Verizon Communications, Inc.	20,530	1,096,097
		3,343,529
Consumer Staples — 2.18%
Philip Morris International, Inc.	13,550	1,104,867

Energy — 11.05%
ONEOK, Inc.	23,680	1,605,266
Plains GP Holdings LP, Class A	58,750	1,441,138
Royal Dutch Shell plc, Class A - ADR	23,500	1,601,290
Williams Companies, Inc. (The)	34,650	942,134
		5,589,828
Financials — 15.39%
Golub Capital BDC, Inc.(a)	49,370	925,688
Granite Point Mortgage Trust, Inc.	70,150	1,352,491
MetLife, Inc.	10,650	497,568
MFA Financial, Inc.	89,520	657,972
PacWest Bancorp	9,790	466,494
People's United Financial, Inc.	85,190	1,458,453
Two Harbors Investment Corporation	62,920	939,396
Valley National Bancorp	132,610	1,491,862
		8,769,153
Health Care — 2.50%
GlaxoSmithKline plc - ADR	31,500	1,265,355

Information Technology — 2.14%
Cisco Systems, Inc.	22,260	1,082,949

Real Estate — 4.81%
CatchMark Timber Trust, Inc., Class A	56,540	646,252
Lamar Advertising Company, Class A	10,370	806,786
Physicians Realty Trust	58,080	979,229
		2,432,267
Utilities — 4.01%
Dominion Energy, Inc.	14,520	1,020,465
Duke Energy Corporation	12,580	1,006,652
		2,027,117
Total Common Stocks (Cost $24,720,616)		24,635,836

PREFERRED STOCKS — 26.91%

Energy — 3.10%
Kinder Morgan, Inc., Series A, 9.75%	47,136	1,567,271

Financials — 13.78%
Annaly Capital Management, Inc., Series F, 6.95%	40,620	1,036,622
Charles Schwab Corporation/The, Series D, 5.95%	47,110	1,200,363
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	368,382
Invesco Mortgage Capital, Inc., Series C, 7.50%	38,000	924,920
State Street Corporation, Series G, 5.35%	51,550	1,325,351

See accompanying notes which are an integral part of this schedule of investments.

Two Harbors Investment Corporation, Series B, 7.63%	36,750	946,313
Wells Fargo & Company, Series L, 7.50%	910	1,174,701
		6,976,652
Real Estate — 9.59%
Crown Castle International Corporation, Series A, 6.88%	1,095	1,189,170
EPR Properties, Series E, 9.00%	27,430	985,286
Monmouth Real Estate Investment Corporation, Series C, 6.13%	46,780	1,120,381
Public Storage, Series V, 5.38%	17,977	436,122
VEREIT, Inc., Series F, 6.70%	45,060	1,119,741
		4,850,700
Utilities — 0.44%
SCE Trust II, 5.10%	10,000	221,600

Total Preferred Stocks (Cost $13,962,962)		13,616,223

CORPORATE BONDS — 21.39%	Principal Amount

Energy — 3.65%
Plains All American Pipeline, L.P., 4.65%, 10/15/2025	$913,000	923,863
Pride International LLC, 7.88%, 8/15/2040	968,000	924,440
		1,848,303
Financials — 2.91%
American Express Company, 5.20%, Perpetual Maturity	1,452,000	1,470,150

Health Care — 2.44%
Allergan Funding SCS, 3.80%, 3/15/2025	1,258,000	1,233,632

Information Technology — 0.32%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	160,852

Telecommunication Services — 2.74%
AT&T, Inc., 3.40%, 5/15/2025	1,452,000	1,384,424

Utilities — 9.33%
Southern Company (The), Series B, 5.50%, 3/15/2057	1,355,000	1,374,678
PPL Capital Funding, Inc., Series A, 5.05%, 3/30/2067 (3MO LIBOR + 266.50bps) (b)	1,665,000	1,652,163
WEC Energy Group, Inc., 4.43%, 5/15/2067 (3MO LIBOR +211.25bps) (b)	1,742,000	1,696,203
		4,723,044
Total Corporate Bonds (Cost $10,896,840)		10,820,405

MONEY MARKET FUNDS - 2.89%	Shares

Federated Treasury Obligations Fund, Institutional Shares, 2.00%(c)	1,464,264	1,464,264

Total Money Market Funds (Cost $1,464,264)		1,464,264

Total Investments — 99.88% (Cost $51,044,682)		50,536,728

Other Assets in Excess of Liabilities — 0.12%		58,908
NET ASSETS — 100.00%		$50,595,636

(a)	Business Development Company
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule of investments.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At September 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$51,070,723

Gross unrealized appreciation	$1,135,442
Gross unrealized depreciation	(1,669,437)
Net unrealized depreciation on investments	$(533,995)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2018

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2018

(Unaudited)

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Crawford Investment Counsel, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$45,145,927	$-	$-	45,145,927
Money Market Funds	1,379,636	-	-	1,379,636
Total Investment Securities	$46,525,563	$-	$-	46,525,563
Dividend Opportunity Fund
Common Stocks*	198,054,900	-	-	198,054,900
Money Market Funds	4,037,254	-	-	4,037,254
Total Investment Securities	$202,092,154	$-	$-	202,092,154
Multi-Asset Income Fund
Common Stocks*	$24,635,836	$-	$-	24,635,836
Preferred Stocks	13,616,223	-	-	13,616,223
Corporate Bonds	-	10,820,405	-	10,820,405
Money Market Funds	1,464,264	-	-	1,464,264
Total Investment Securities	$39,716,323	$10,820,405	$-	50,536,728

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 66.24%	Shares	Fair Value
Consumer Discretionary — 12.02%
Alibaba Group Holding Ltd. - ADR(a)(b)	57,000	$9,391,320

Financials — 11.66%
Bank of the Ozarks, Inc.	239,704	9,099,164

Industrials — 1.81%
Union Pacific Corporation	8,658	1,409,782

Information Technology — 40.75%
Alphabet, Inc., Class C(a)	6,560	7,829,164
Cognizant Technology Solutions Corporation, Class A	16,833	1,298,666
DocuSign, Inc.(a)(b)	80,000	4,205,600
Facebook, Inc., Class A(a)	22,288	3,665,484
Optiva, Inc.(a)	65,385	2,475,094
Pivotal Software, Inc., Class A(a)(b)	323,700	6,338,046
Shutterstock, Inc.(a)	54,397	2,968,988
Ultimate Software Group, Inc. (The)(a)	9,428	3,037,607
		31,818,649

Total Common Stocks (Cost $47,174,539)		51,718,915

MONEY MARKET FUNDS - 7.41%

JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class, 1.93%(c)	5,784,275	5,784,275

Total Money Market Funds (Cost $5,784,275)		5,784,275

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.98%	Principal Amount

U.S. Treasury Bill, 1.93%, 10/25/2018(d)	$25,000,000	24,965,396

Total U.S. Government & Agency Obligations (Cost $24,968,000)		24,965,396

Total Investments — 105.63% (Cost $77,926,814)		82,468,586

Liabilities in Excess of Other Assets — (5.63)%		(4,397,998)

NET ASSETS — 100.00%		$78,070,588

(a)	Non-income producing security.
(b)	Portion or all of the security is pledged as collateral for written call options.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2018.
(d)	Discount security. Rate shown is the effective yield at time of purchase.
ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options – (5.03)%
Alibaba Group Holding Ltd.	(570)	$(9,391,320)	$185.00	June 2020	$(1,369,425)
DocuSign, Inc.	(800)	(4,205,600)	50.00	January 2020	(1,044,000)
Pivotal Software, Inc.	(2,751)	(5,386,458)	20.00	January 2020	(1,237,950)
Pivotal Software, Inc.	(486)	(951,588)	20.00	January 2021	(277,020)

Total Written Call Options (Premiums Received $4,146,838)					$(3,928,395)

At September 30, 2018, the unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross Unrealized Appreciation	$6,157,412
Gross Unrealized Depreciation	(1,397,197)
Net Unrealized Appreciation on Investments	$4,760,215

Aggregate cost of securities and premiums received for written call options for federal income tax purposes	$73,779,976

See accompanying notes which are an integral part of this schedule of investments.

Selective Opportunity Fund

Related Notes to the Schedule of Investments

September 30, 2018

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 and Accounting Standards update 2013-08, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Selective Wealth Management, LLC (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

September 30, 2018

(Unaudited)

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When using the market quotations and when the market is considered active, option contracts will generally be categorized as Level 1 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$51,718,915	$-	$-	$51,718,915
Money Market Funds	5,784,275	-	-	5,784,275
U.S. Government & Agency Obligations	-	24,965,396	-	24,965,396
Total	$57,503,190	$24,965,396	$-	$82,468,586

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,237,950)	$(2,690,445)	$-	$(3,928,395)
Total	$(1,237,950)	$(2,690,445)	$-	$(3,928,395)

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

MUTUAL FUNDS - 99.84%	Shares	Fair Value
361 Global Long/Short Equity Fund, Class I	77,430	$920,646
Alger Dynamic Opportunities Fund, Class Z	73,540	1,142,810
ASG Managed Futures Strategy Fund, Class Y	35,853	344,543
Balter L/S Small Cap Equity Fund, Institutional Class	88,109	1,077,567
BlackRock Event Driven Equity Fund, Class I	97,117	912,904
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	39,988	420,276
Boston Partners Global Long/Short Fund, Institutional Class	79,628	925,277
Calamos Market Neutral Income Fund, Class I	84,900	1,139,357
Cedar Ridge Unconstrained Credit Fund, Institutional Class	69,991	778,300
Credit Suisse Managed Futures Strategy Fund, Class I	34,782	345,381
Equinox Chesapeake Strategy Fund, Class I	29,508	374,374
Glenmede Quantitative U.S. Long/Short Equity Portfolio(a)	81,830	1,059,701
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	85,122	778,865
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	53,138	1,079,237
Kellner Merger Fund, Institutional Class	56,466	607,569
Vanguard Market Neutral Fund, Investor Shares	43,182	519,048
Western Asset Macro Opportunities Fund, Class I	63,931	681,317
William Blair Macro Allocation Fund, Class I	65,157	744,088
Total Mutual Funds (Cost $13,259,925)		13,851,260

MONEY MARKET FUNDS - 0.28%

Federated Government Obligations Fund - Institutional Class, 1.93%(b)	38,854	38,854

Total Money Market Funds (Cost $38,854)		38,854

Total Investments — 100.12% (Cost $13,298,779)		13,890,114

Liabilities in Excess of Other Assets — (0.12)%		(16,344)

NET ASSETS — 100.00%		$13,873,770

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2018, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$825,373
Gross Unrealized Depreciation	(234,140)
Net Unrealized Appreciation on Investments	$591,233
Tax Cost	$13,298,881

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

September 30, 2018

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

September 30, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) as reported by the underlying mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, Miles Capital, Inc. (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2		Level 3	Total
Mutual Funds	$12,795,569	$1,055,691	(a)	$-	$13,851,260
Money Market Funds	$38,854	$-		$-	$38,854
Total	$12,834,423	$1,055,691		$-	$13,890,114

(a)	Consists of Equinox Chesapeake Strategy Fund, Class I and Western Asset Macro Opportunities Fund, Class I.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/21/2018